Income taxes (Tables)	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
Schedule of Breakdown for Income Taxes
The following table provides a breakdown for income taxes:

	For the years ended December 31,
(€ thousands)	2023	2022	2021
Current taxes	(54,795)	(47,355)	(47,882)
Deferred taxes	21,362	11,553	17,180
Income taxes	(33,433)	(35,802)	(30,702)

Schedule of Reconciliation between Actual Income Taxes and the Theoretical Income Taxes
The table below provides a reconciliation between actual income taxes and the theoretical income taxes, calculated on the basis of the applicable corporate tax rate in effect in Italy, which was 24.0% for each of the years ended December 31, 2023, 2022 and 2021.

	For the years ended December 31,
(€ thousands, except percentages)	2023	2022	2021
Profit/(Loss) before taxes	169,094	101,081	(96,959)
Theoretical income tax (expense)/benefit - tax rate 24%	(40,583)	(24,259)	23,270
Tax effect on:
Non-taxable income/(Non-deductible costs)	11,454	(8,256)	(23,863)
Differences between foreign tax rates and the theoretical applicable tax rate	5,847	10,829	(2,849)
Tax benefit/(expense) relating to prior years	2,997	(96)	(2,668)
Deferred tax assets recognized from previous years	7,425	—	—
Deferred tax assets not recognized	(4,107)	1,876	(14,978)
Tax on dividends and earnings	(5,613)	(5,366)	(9,027)
Other tax items	(6,363)	(6,934)	449
Total tax expense, excluding IRAP	(28,943)	(32,206)	(29,666)
Effective tax rate, excluding IRAP	17.1%	31.9%	(30.6%)
Italian regional income tax expense (IRAP)	(4,490)	(3,596)	(1,036)
Total income tax	(33,433)	(35,802)	(30,702)
Effective tax rate	19.8%	35.4%	(31.7%)

Schedule of Breakdown For Deferred Tax Assets and Deferred Tax Liabilities
The following tables provide a breakdown for deferred tax assets and deferred tax liabilities:

(€ thousands)	At December 31, 2022	Recognized in profit and loss	Recognized in comprehensive income/(loss)	Business Combination	Exchange differences and other	At December 31, 2023
Deferred tax assets arising on:
Employee benefits	4,794	1,564	(297)	86	(118)	6,030
Property, plant and equipment	9,878	(1,401)	—	—	106	8,583
Lease liabilities	59,963	(4,373)	—	46,141	1,368	103,099
Intangible assets	3,229	(65)	—	—	215	3,379
Provision for obsolete inventory	27,647	2,348	—		(1,036)	28,959
Elimination of Intercompany margin on inventory	28,447	8,361	—	3,439	(546)	39,701
Provisions	3,647	(223)	(47)	—	(1,009)	2,368
Financial assets	1,596	—	(148)	—	—	1,448
Tax losses	41,622	1,601	—	—	3,143	46,366
Other	503	3,051	(17)	3,091	537	7,165
Total deferred tax assets	181,326	10,863	(509)	52,757	2,660	247,098
Deferred tax liabilities arising on:
Property, plant and equipment	448	(184)	—	—	32	296
Right-of-use assets	57,156	(7,288)	—	46,132	615	96,615
Intangible assets	45,301	1,370	—	327	(138)	46,860
Financial assets fair value	2,382	45	(210)	—	(400)	1,817
Other	11,946	(4,442)	(2,254)	4,776	4,492	14,517
Total deferred tax liabilities	117,233	(10,499)	(2,464)	51,235	4,601	160,105

(€ thousands)	At December 31, 2021	Recognized in profit and loss	Recognized in comprehensive income/(loss)	Exchange differences and other	At December 31, 2022
Deferred tax assets arising on:
Employee benefits	4,665	352	(85)	(138)	4,794
Property, plant and equipment	11,107	(1,668)	—	439	9,878
Lease liabilities	36,752	23,255	—	(43)	59,963
Intangible assets	3,246	(85)	—	68	3,229
Provision for obsolete inventory	21,077	4,602	—	1,968	27,647
Elimination of Intercompany margin on inventory	21,695	6,493	—	259	28,447
Provisions	2,851	1,463	—	(667)	3,647
Financial assets	1,533	(84)	—	147	1,596
Tax losses	36,766	100	—	4,756	41,622
Other	2,685	688	(18)	(2,852)	503
Total deferred tax assets	142,377	35,116	(103)	3,937	181,326
Deferred tax liabilities arising on:
Property, plant and equipment	—	452	—	(4)	448
Right-of-use assets	34,188	22,953	—	18	57,156
Intangible assets	45,420	(202)	—	83	45,301
Financial assets fair value	2,461	(1,423)	1,158	186	2,382
Other	5,944	1,783	2,278	1,941	11,946
Total deferred tax liabilities	88,013	23,563	3,436	2,224	117,233

Schedule of Tax Losses Carried Forward for which No Deferred Tax Assets
The following table provides the details of tax losses carried forward for which no deferred tax assets were recognized:

	At December 31,
(€ thousands)	2023	2022
Expiry within 1 year	15,265	9,936
Expiry 1-5 years	20,793	35,927
Expiry over 5 years	66,384	86,433
No expiration	328,736	321,389
Total tax losses carried forward	431,178	453,685